FAIR VALUE MEASUREMENT - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	12 Months Ended		24 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Changes in the fair value of the warrant
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]			Interest Expense
CONCORD ACQUISITION CORP III
Changes in the fair value of the warrant
Public Warrants reclassified to level 1	$ (2,383,000)	$ (1,812,200)	$ (2,383,000)
Change in fair value of warrants subject to forfeiture	2,913,800	$ (21,332,800)
Extinguishment of debt	$ (3,343,000)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Change in fair value of warrants subject to forfeiture	Change in fair value of warrants subject to forfeiture
CONCORD ACQUISITION CORP III | Public And Private Placement Warrants | Level 3
Changes in the fair value of the warrant
Fair value as of beginning of period	$ 639,200	$ 18,655,000	18,655,000
Public Warrants reclassified to level 1		(6,727,500)
Change in fair value of warrants subject to forfeiture	(191,760)	(11,288,300)
Change in valuation inputs or other assumptions	210,560
Fair value as of end of period	658,000	639,200	658,000
CONCORD ACQUISITION CORP III | Sponsor Loans | Level 3
Changes in the fair value of the warrant
Fair value as of beginning of period	1,000,000	5,490,000	$ 5,490,000
Change in fair value of warrants subject to forfeiture		(4,490,000)
Change in valuation inputs or other assumptions	2,343,000
Extinguishment of debt	$ (3,343,000)
Fair value as of end of period		$ 1,000,000